Provision For Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		$ 12	$ 8
Total income (loss) before income taxes	$ (45)	409	(126)
Total current tax provision	45	96	28
Total deferred tax provision (benefit)	(13)	(40)	11
Provision for income taxes	$ 32	56	39
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	$ (16)	143	(44)
Income Tax Reconciliation, Foreign Income Tax Rate Differential	36	(14)	76
Income Tax Reconciliation, State and Local Income Taxes	11	(1)	(2)
Income Tax Reconciliation, Tax Contingencies	8	(38)	4
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance	(8)	52	(9)
Income Tax Reconciliation, Change in Enacted Tax Rate		(29)	1
Effective Income Tax Rate Reconciliation, Yanfeng Transactions	0	(58)	0
Income Tax Reconciliation, Other Reconciling Items	1	1	13
U.S. Income Tax Impact on Yanfeng Transactions		54
Effective Income Tax Rate Reconciliation, Tax Holiday, Amount	7
Mexico [Member]
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance		26
Domestic Tax Authority [Member]
Total income (loss) before income taxes	(76)	(98)	(114)
U.S. federal			(3)
Foreign Tax Authority [Member]
Total income (loss) before income taxes	31	507	(12)
Non-U.S.	45	96	27
Non-U.S.	(13)	(40)	14
State and Local Jurisdiction [Member]
U.S. state and local			1
Non-U.S. withholding taxes [Member]
Income Tax Reconciliation, Foreign Income Tax Rate Differential	9	22	22
U.S. and non U.S. income taxes related to the planned repatriation of earnings from foreign affiliates [Member]
Income Tax Reconciliation, Foreign Income Tax Rate Differential	8	22	69
Income taxes related to the planned repatriation of earnings from foreign affiliates [Member]
Income Tax Reconciliation, Foreign Income Tax Rate Differential	30	35	63
Foreign rate differential [Member]
Income Tax Reconciliation, Foreign Income Tax Rate Differential	3	1
Income Tax Reconciliation Foreign Operations Including Witholding Taxes			15
U.S. foreign tax credit and other adjustments [Member]
Income Tax Reconciliation, Foreign Income Tax Rate Differential	$ 22	$ 57
Continuing Operations [Member]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			3
Discontinued Operations [Member]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			$ 5